[Debevoise & Plimpton Letterhead]

July 10, 2009

VIA EDGAR

Mr. H. Christopher Owings

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-7010

Mail Stop 3561

Re:	HD Supply, Inc.
Registration Statement on Form S-4
Filed June 5, 2009
File No. 333-159809

Dear Mr. Owings,

This letter sets forth the responses of HD Supply, Inc. (the “Company”) to the comments contained in your letter, dated July 2, 2009, relating to the Registration Statement on Form S-4 (the “Registration Statement”) of the Company filed with the Securities and Exchange Commission (the “Commission”) on June 5, 2009. The comments of the Commission are set forth in bold/italicized text below, and the Company’s responses are set forth in plain text immediately beneath each comment.

The Company is filing, via EDGAR, Amendment No. 1 (“Amendment No. 1”) to the Registration Statement. Please be advised that a redacted version of Exhibit 10.38 has been filed herewith and is subject to a request for confidential treatment which has been filed separately, in paper form, with the office of the Secretary of the Commission, pursuant to Rule 406 of Regulation C.

Page references in the responses below are to the blacklined version of Amendment No. 1.

General

1.	With your next amendment, please provide us with the supplemental letter that you state you intend to submit regarding your reliance on our positions enunciated in Exxon Capital Holdings Corporation, SEC No-Action Letter (May 13, 1988), Morgan Stanley & Co. Inc., SEC No-Action Letter (June 5, 1991), K-III Communications Corporation, SEC No-Action Letter (May 14, 1993) and Shearman & Sterling, SEC No-Action Letter (July 2, 1993). Please ensure that your letter includes the representations contained in the Morgan Stanley and Shearman & Sterling no-action letters.

In response to the Staff’s comment, the Company has submitted as separate SEC correspondence the supplemental letter regarding its reliance on the Commission’s positions in the no-action letters listed above.

Forward-Looking Statements, page ii

2.	Section 27A(b)(2)(C) of the Securities Act of 1933 and Section 21E(b)(2)(C) of the Securities Exchange Act of 1934 expressly state that the safe harbor for forward-looking statements does not apply to statements made in connection with a tender offer. Please either delete references to the Private Securities Litigation Reform Act or make clear, each time you refer to the Litigation Reform Act, that the safe harbor for forward-looking statements does not apply to this offering.

In response to the Staff’s comment, the Company has deleted the references on page ii to the Private Securities Litigation Reform Act with respect to forward-looking statements.

Management’s discussion and analysis of financial condition and results of operations, page 55

Key business metrics, page 57

3.

Please clarify the types of expenses you include in the cost of sales line item. Specifically address whether you include purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs, and the other costs of your distribution network in the cost of sales line item. With the exception of warehousing costs, if you currently exclude a portion of these costs from cost of sales, please disclose the line items that these excluded costs are included in and the amounts included in each line item for each period presented. If applicable, please disclose in management’s discussion and analysis of financial position and results of operations that your gross margins may not be comparable to those of other entities, since some entities include all of the costs related to their distribution network in cost of sales and others like you exclude a portion of them from gross margin, including them instead in a line item such as selling, general and administrative expenses.

In response to the Staff’s comment, the Company has expanded the disclosure on page 57 to indicate that (i) its cost of goods sold includes product cost, net of earned rebates and discounts, plus in-bound freight and (ii) purchasing, receiving, warehousing and freight-out, including internal transfer costs, are included in selling, general and administrative expenses within operating expenses. Many of these costs are not distinguishable from selling costs as branch associates often perform multiple tasks including receiving, handling and selling activities. The Company has also indicated within “Management’s discussion and analysis of financial condition and results of operations” on page 57 that the Company’s gross margins may not be comparable to other companies, since other companies may include costs related to their distribution network in cost of sales that the Company includes in selling, general and administrative expenses.

Consolidated and combined results of operations, page 59

4.	In the tabular presentation of your results of operations, we note that your “combined” results of operations for fiscal year 2007 are based on the mathematical sum of the predecessor and successor periods during 2007. We do not believe it is appropriate to combine information for the pre-and post-transaction periods without reflecting all relevant pro forma adjustments. We also note that the discussion of your operations for fiscal year 2007 is limited to such “combined” financial results. Please revise to provide a discussion of the results of operations and financial condition set forth in the audited financial statements included in the filing. If you believe that a supplemental discussion based on the full 2007 fiscal year is warranted or appropriate, then please present the results of operations for fiscal year 2007 on a pro forma basis in a format consistent with Article 11 of Regulation S-X. Supplemental discussions based on Article 11 pro forma financial information should not be presented with greater prominence than the discussion of the historical audited financial statements. Moreover, disclosure should be provided to explain how the pro forma presentation was derived, why management believes the presentation to be useful, and any potential risks associated with using such a presentation (for example, the potential that such results might not necessarily be indicative of future results for examples).

In response to the Staff’s comment and in accordance with the telephonic guidance of Anthony Watson on July 6, 2009, the Company has revised the disclosure in “Management’s discussion and analysis of financial condition and results of operations” such that its results of operations compare each of the historical audited financial statement periods in chronological order (e.g., Fiscal 2008 compared to Successor 2007, Successor 2007 compared to Predecessor 2007 and Predecessor 2007 compared to Fiscal 2006). The Company has also included a discussion of its results of operations for fiscal year 2007 on a pro forma basis as supplemental information.

Critical accounting policies, page 78

Goodwill, page 79

5.	We note you use a combination of discounted cash flows and a market based approach to determine the fair value of reporting units. Please disclose the weight assigned to each approach in arriving at the fair value of the reporting units. To the extent you change the weighting of these methods from period to period, please disclose the basis for the change, including why the change provides a better estimate of fair value. Please also discuss the sensitivity of your goodwill impairment assessments to the methods, assumptions and estimates underlying the fair value estimates for your reporting units. Discuss the likelihood that materially different amounts would be reported under different conditions or using different assumptions.

In response to the Staff’s comment, the Company has expanded its discussion of goodwill on page 98 to include specific discount rates and terminal growth rates used as well as to provide sensitivity of these assumptions. The Company has also modified its disclosure on pages F-20 and F-21 to indicate that it uses a discounted cash flow approach to determine fair value of reporting units and utilizes a market based approach only to validate the reasonableness of its discounted cash flow analysis.

Consolidated Financial Statements, page F-l

6.	Please update the financial statements and related financial information in accordance with the requirements set forth in Rule 3-12 of Regulation S-X.

In response to the Staff’s comment, the Company has updated the financial statements and related financial information in accordance with Rule 3-12 of Regulation S-X.

Note 1 – Nature of Business and Summary of Significant Accounting Policies, page F-8

Basis of Presentation, page F-8

7.	Please tell us in detail how you applied the guidance in EITF 88-16 in determining to record the continuing interest of Home Depot in HD Supply at fair value rather than at Home Depot’s predecessor basis. In your response, please be sure to address the impact on your analysis of any direct or indirect guarantees provided by Home Depot on behalf of HD Supply, such as Home Depot’s guarantee related to the Term Loan Facility.

In response to the Staff’s comment, the Company provides the following discussion and analysis:

On August 30, 2007, HDS Investment Holding, Inc. (“NEWCO”) acquired 100% of the outstanding shares of HD Supply, Inc. and CND Holdings, Inc. (collectively “OLDCO”) from THD Holdings LLC and Home Depot International, Inc. both wholly owned subsidiaries of Home Depot, Inc. (“Home Depot”). As part of the acquisition of OLDCO, a wholly owned subsidiary of Home Depot acquired a 12.5% interest in NEWCO for $325 million. The issue to be determined is how the step-up in basis of NEWCO’s assets and liabilities to fair value should be impacted by Home Depot’s 12.5% continuing interest.

EITF 88-16, Basis in Leveraged Buyouts, is the authoritative literature for this transaction as NEWCO has purchased 100% of the outstanding stock of OLDCO. The first determination under EITF 88-16 is whether or not a change in control has taken place. According to EITF 88-16 Section 1(a)(ii), a change in control has occurred if, “A group of new shareholders (shareholders with no residual interest in OLDCO), that may include management, that meets the definition for inclusion in the NEWCO control group…obtains unilateral control of NEWCO.” Unilateral Control is defined as “ownership of more than 50 percent of the voting interest of a business enterprise…” Affiliates of Bain Capital, Carlyle Group and Clayton, Dubilier and Rice (collectively the “Sponsors”) have acquired in excess of 84% of the voting shares of NEWCO and had no residual interest in OLDCO. Therefore, the Company concluded that a change in control has occurred.

The second determination to be made is what parties comprise the NEWCO control group. EITF 88-16 Section 1(c) addresses this issue. Based on Section(1)(c)(ii), the Company’s three Sponsors are considered part of the NEWCO control group as they each hold greater than a 5 percent residual interest in NEWCO and have a residual interest in NEWCO larger than they did in OLDCO. Home Depot’s residual interest in NEWCO is less than it is in OLDCO and therefore does not meet the requirements of Section(1)(c)(ii). The Company therefore looks to Section(1)(c)(iii) to determine if

Home Depot should be included in the NEWCO control group. Home Depot’s voting interest is 12.5% in NEWCO and therefore they do not meet the 20 percent or more of the voting interest of NEWCO requirement in Section 1(c)(iii)(a). In determining whether or not they meet the 20 percent threshold for the cumulative capital at risk in NEWCO stipulated in Section(1)(c)(iii)(b), the Company has performed the following calculation:

(in millions)	Total	THD Value	THD Cumulative %
Equity Fair Value	$2,600	$325	12.5
Subordinated Notes	1,300	—	8.3
Senior Cash Pay Notes	2,500	—	5.1
Term Loan	1,000	$1,000	17.9
ABL	1,287	—	15.3
Total	$8,687	$1,325	15.3

As Home Depot’s cumulative capital at risk never reaches 20% on a cumulative basis, beginning with equity and layering in debt from least secured to most secured, including the $1,000 million Home Depot loan guarantee at its full stated amount, the Company concludes that Home Depot is not part of NEWCO’s control group.

EITF 88-16 Section 2(b) of EITF 88-16 addresses the carrying amount of NEWCO’s investment in OLDCO assuming a change in control has occurred, which the Company has already determined has occurred. Section 2(b)(i) states that the lesser of the continuing shareholder’s residual interest in OLDCO or NEWCO is carried over at the predecessor basis except as explained for shareholders that are not part of the NEWCO control group. Since the Company determined that Home Depot is not part of the NEWCO control group and has more than a 5% residual interest in NEWCO, the Company refers to Section 2(b)(i)(b). This paragraph states that the residual interest of all individual continuing shareholders with the same or lower percentage of residual interest in NEWCO than they held in OLDCO that individually have a 5 percent or more residual interest in NEWCO and that in the aggregate have less than a 20 percent residual interest in NEWCO should be valued at fair value subject to the monetary test in EITF 88-16 Section 3. Home Depot is the only shareholder that falls into this category. They have a 12.5% residual interest in NEWCO which is less than their 100% residual interest in OLDCO and the 12.5% interest is less than the 20% threshold so Home Depot’s 12.5% residual interest should be valued at fair value subject to the monetary test in Section 3.

The monetary test in Section 3 stipulates a requirement that at least 80 percent of the fair value of consideration paid to acquire OLDCO equity comprise monetary consideration of cash, equity or debt securities. This criteria is satisfied as Home Depot received $8.5 billion of cash for the sale of OLDCO offset by $325 million that was used to purchase a 12.5% interest in NEWCO and $100 million of debt financing costs that Home Depot paid on behalf of NEWCO. Even if the $1 billion Home Depot loan guarantee is netted against the consideration paid, the 80 percent threshold is met (at 83%). The Company therefore concludes that Home Depot’s 12.5% residual interest in NEWCO should be stated at fair value.

Allowance for Doubtful Accounts, page F-9

Revenue Recognition, page F-11

8.	With respect to your allowance for doubtful accounts and your allowance for sales returns and discounts, please disclose the information prescribed by Rule 12-09 of Regulation S-X either in Schedule II -Valuation and Qualifying Accounts or in the notes to the financial statements. Refer to Rule 5-04 of Regulation S-X.

In response to the Staff’s comment, the Company directs your attention to Schedule II – Valuation and Qualifying Accounts on page II-28. The Company has included Allowance for Doubtful Accounts and Inventory Valuation Reserves in Schedule II. The Company has omitted Sales Returns and Discounts as the amount is less than $12 million as of February 1, 2009 and neither the balance nor the activity during the periods presented are deemed material by management.

Note 4 – Related Parties, page F-16

Transactions with THD, page F-16

Other Transactions, page F-17

9.	Please disclose the terms of the predecessor company’s long-term borrowings with Home Depot. Also disclose the nature and extent of any other cash flow support provided by Home Depot during the predecessor period, such as the “non-cash charges from THD” as shown on your statements of cash flows.

In response to the Staff’s comment, the Company has added disclosure on page F-17 regarding the terms of the borrowings from and to Home Depot. The Company has also clarified the treatment of The Home Depot charges that were not reimbursed by HD Supply, Inc. and referenced the amount on its combined Statements of Cash Flows.

Note 8 – Stock Based Compensation and Employee Benefit Plans, page F-26

10.	Please disclose the methods and significant assumptions used to determine 1) the risk-free interest rate and expected term of options granted under the HDS Plan; and 2) the risk-free interest rate, expected term, expected volatility and expected dividends for options granted under the THD Plans. Refer to paragraph A240e(2) of SFAS 123(R).

In response to the Staff’s comment, the Company has supplemented its disclosures on page F-26 of the assumptions utilized in the valuation of stock options granted under both the HDS Plan and the THD Plans in accordance with SFAS 123(R).

Item 21. Exhibits and Financial Statement Schedules, page II-18

11.	Please note that all exhibits are subject to our review. Accordingly, please file all exhibits with your next amendment, including, but not limited to, your opinion of counsel and the form of letter of transmittal that you indicate on page II-24 will be filed as exhibit 99.1.

The Company acknowledges the Staff’s comment, and has filed substantially all exhibits with Amendment No. 1.

Item 22. Undertakings, page II-27

12.	Please provide the undertakings required by Items 512(a)(5)(ii) and 512(a)(6) of Regulation S-K. See Securities Act Rule 430C(d). Please also provide the undertakings required by Item 512(g) of Regulation S-K.

In response to the Staff’s comment, the Company has revised the disclosure on pages II-29 and II-30 to provide the requested additional undertakings.

* * * * *

If you have any questions regarding this letter, please do not hesitate to call Steven Slutzky at (212) 909-6036, Paul Rodel at (212) 909-6478 or Sharon Han at (212) 909-6550.

Sincerely,

/s/ Steven J. Slutzky
Steven J. Slutzky

cc:	Anthony Watson
Robyn Manuel
Christopher Chase

                    Securities and Exchange Commission

Ricardo Nunez, Esq.

                    HD Supply, Inc.

Enclosures